Fair value measurements and the fair value option - Schedule of Changes in the fair value resulting from changes in the instrument-specific credit risk (Detail) $ in Thousands	3 Months Ended
Sep. 30, 2022 USD ($)
Fair Value Disclosures [Abstract]
Balance at July 1, 2022	$ 12,342
Change in Principal amount	(1,352)
Change in credit risk	(397)
Change in time to maturity, stock price and Risk-Free Rates	1,213
FX Impact	(925)
Balance at September 30, 2022	$ 10,881